Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Detailed Information About Cash and Cash Equivalents

	12.31.2017	12.31.2016
Cash and Banks	188,774,700	233,844,913
Short-term investments and others (Note 15)	2,990,913,013	569,440,882

Cash and cash equivalents	3,179,687,713	803,285,795